TAXATION (Details 5) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income tax holiday
Tax holiday effect	85,036,934	146,321,156	119,971,884
ADS
Income tax holiday
Basic net income per share effect (in dollars per share)	0.62	1.11	0.88
Diluted net income per share effect (in dollars per share)	0.56	0.96	0.83